                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4777
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                               MFS SERIES TRUST I
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                  Date of reporting period: November 30, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) STRATEGIC GROWTH FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.4%
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                               229,270         $   11,789,060
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                          410,200             21,556,010
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,345,070
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                       346,650         $   28,054,385
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                     290,080             21,564,547
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                             709,860             35,982,803
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   85,601,735
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                        340,030         $    8,854,381
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                                                          169,460             13,455,124
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                               322,820              9,758,849
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  627,533             20,959,602
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    442,380             11,028,533
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   64,056,489
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                          18,000         $    6,374,700
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Merrill Lynch & Co., Inc.                                                                          138,040              9,168,617
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,543,317
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BUSINESS SERVICES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                321,000         $    9,129,240
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       641,690             16,959,867
---------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.^                                                                                      362,270             16,200,714
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                88,030              8,036,259
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., ADR                                                                     246,960             17,795,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   68,122,018
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.^                                                                               673,000         $   21,946,530
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.^*                                                           292,390              6,224,983
---------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                                                  133,200              5,975,352
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                  1,241,960             34,414,712
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                    3,041,180             38,227,633
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  1,239,369             21,899,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  128,688,860
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                      1,279,010         $   38,574,942
---------------------------------------------------------------------------------------------------------------------------------
LG Philips LCD Co. Ltd., ADR^*                                                                     644,580             14,251,664
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   52,826,606
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                               291,764         $   16,685,983
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"^                                                                       106,330         $    7,734,444
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                               332,650             11,882,258
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                            464,274             13,241,094
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,857,796
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 11.9%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                              580,280         $   22,004,218
---------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp., ADR                                                                            523,760              7,568,332
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                      1,867,700             49,830,236
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                                                  199,300             10,202,167
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                                 845,210              6,651,803
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                  123,420             35,760,945
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                    2,200                633,858
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                     318,200             16,247,292
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                 1,378,696             13,207,908
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                            386,730             12,560,990
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                       746,030             19,725,033
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  194,392,782
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                          549,400         $   14,844,788
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      436,210         $   25,823,632
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                              198,900         $   19,392,750
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                     372,250         $   20,283,903
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                      143,200              6,567,152
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,851,055
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                      524,440         $   24,124,240
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                       358,340             19,174,773
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              784,626             38,101,439
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   81,400,452
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                           178,600         $    9,912,300
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                 337,939             22,689,224
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,601,524
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                        273,220         $   12,242,988
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                                  68,900             27,903,811
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                      430,100             17,302,923
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,449,722
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                                  292,141         $    3,888,397
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                             383,930             21,638,295
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,526,692
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                           75,470         $    6,661,737
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                        109,200         $   15,309,840
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                        90,600              5,040,078
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                    313,450             17,418,417
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                            402,550             19,229,814
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   56,998,149
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 9.7%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                             3,469,330         $   60,852,048
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                   1,707,810             34,583,153
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                            336,700              7,572,383
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                   397,700              6,792,716
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                   1,072,300             48,757,481
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  158,557,781
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                        192,300         $   13,859,061
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                       2,738,070         $   38,141,315
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                          512,380             14,920,506
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,061,821
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                545,500         $   20,570,805
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                    640,290             32,334,645
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  881,040             54,404,220
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                   135,480             20,273,683
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR^                                                          476,400             19,475,232
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                            1,111,898             46,210,481
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  193,269,066
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                           70,400         $    2,579,456
---------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                                                  131,800              6,781,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,360,566
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                   391,820         $   16,370,240
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                  202,820             13,686,294
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                     646,000             15,387,720
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                      694,220             16,036,482
---------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                                             523,800             22,727,682
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   84,208,418
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                        126,670         $   12,365,525
---------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                   158,870             12,375,973
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,741,498
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $1,576,729,368
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0%
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8%, 2003##**                                                  $  10,000,000         $            0
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.03%, due 12/01/05<                                         $  51,259,000         $   51,259,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, Net Asset Value                                   61,344,518         $   61,344,518
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~                                                                                                 $1,689,332,886
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.3)%                                                                               (53,327,964)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,636,004,922
---------------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
** Non-income producing security- in defualt.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of November 30, 2005 the fund had two securities representing $20,907,541 and 1.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.


The following abbreviations are used in the Portfolio of Investments and are defined:

ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


MFS STRATEGIC GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $1,636,732,593
                                                               ==============
Gross unrealized appreciation                                  $  141,889,454
Gross unrealized depreciation                                     (89,289,161)
                                                               --------------
      Net unrealized appreciation (depreciation)               $   52,600,293
                                                               ==============

Aggregate cost includes prior fiscal year end tax adjustments.


(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) CORE EQUITY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.8%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                                              51,600         $      493,296
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               24,180              1,465,308
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                              24,160              1,386,059
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           57,670              3,104,953
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,449,616
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                                            9,940         $      462,011
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                               15,740         $      847,756
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                              12,380                859,791
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,707,547
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 11.7%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                73,040         $    3,755,717
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              138,124              6,338,510
---------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                         29,910              2,484,325
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                        103,630              3,607,360
---------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                         55,920              3,623,057
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                  33,680              2,147,774
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                           61,450              3,229,198
---------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                31,930              2,322,588
---------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation^                                                                               20,580              1,556,465
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,064,994
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                        17,410         $    1,408,991
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                              25,500              1,292,595
---------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                                                    76,240              1,058,211
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,759,797
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                          35,090         $      957,606
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                                 17,890                472,296
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                   52,700              1,760,180
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    185,200              4,617,036
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,807,118
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.^*                                                                    7,230         $      570,013
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                             5,030                467,186
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           17,800              2,295,488
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                    16,310              2,000,422
---------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc.^*                                                                        93,340              1,139,681
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,472,790
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                 99,270         $    2,823,239
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                 6,740                615,295
---------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"*                                                                       14,220                365,027
---------------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.^                                                                                  65,840              1,249,643
---------------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.^*                                                               11,180                339,648
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,392,852
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                       33,740         $    1,442,385
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                        45,750              3,352,103
---------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                     17,410                762,558
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,557,046
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                                 12,540         $      408,929
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*                                                                           31,440              2,322,473
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                                                    105,850                624,515
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                      152,090              1,911,771
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                     73,960              1,306,873
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.^*                                                                             156,190              1,307,310
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,881,871
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                               29,450         $    1,997,299
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        129,910              3,918,086
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,915,385
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                         34,410         $    1,024,386
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.*                                                                      9,600         $      589,152
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                               107,996              6,176,291
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,765,443
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                                                        13,170         $      501,514
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                               221,090              7,897,335
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                           24,360              1,374,635
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             28,120                801,982
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,575,466
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                39,390         $    1,493,669
---------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc.^*                                                                                  23,540                660,532
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         93,330              2,490,044
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                    17,830                912,718
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                      53,650              2,739,369
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                        31,140                823,342
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,119,674
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                        11,480         $      749,414
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                  20,730              1,247,946
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                 11,860                850,955
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,848,315
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                  41,100         $    5,035,572
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                       76,440              4,380,776
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                      29,440              1,781,414
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   65,092              3,777,289
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,975,051
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           59,120         $    1,597,422
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                                         31,370                610,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,207,882
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                       45,260         $    1,932,149
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                                         30,620                588,516
---------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.*                                                                                 1,630                 26,651
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       61,699              3,652,581
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,199,897
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                         345,590         $    1,157,727
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                                                  30,390         $      344,927
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                      18,500         $    1,008,065
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                         4,470                304,362
---------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                              30,080                746,886
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,059,313
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                       48,210         $    2,217,660
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                        56,300              3,012,613
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                               73,160              3,552,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,782,923
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc.*                                                                                   38,540         $    1,966,696
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                    26,030              1,999,885
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,966,581
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                            79,710         $    4,423,905
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                         27,940              2,705,710
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                      29,720                666,322
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                       46,610              1,605,715
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                       16,970                872,937
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                       58,690              2,730,846
---------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                                16,890              1,121,158
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,126,593
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                       53,940         $    2,170,006
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                               9,070         $      511,185
---------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                         8,640                176,429
---------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                        10,740                178,821
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      866,435
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                   15,750         $      910,035
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                           11,010                971,853
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,881,888
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Allion Healthcare, Inc.^*                                                                           25,700         $      395,266
---------------------------------------------------------------------------------------------------------------------------------
Emageon, Inc.^*                                                                                     26,990                347,631
---------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.*                                                                                 179,140                668,192
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,411,089
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                                      11,770         $      443,376
---------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                     21,440              1,390,813
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                     9,720                620,719
---------------------------------------------------------------------------------------------------------------------------------
NeuroMetrix, Inc.^*                                                                                  9,050                281,365
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                             24,050              1,148,869
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                              18,860              1,181,956
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,067,098
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*#                                                                                11,600         $      415,049
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                     38,400              1,665,024
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,080,073
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                       29,600         $    1,300,920
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                85,810         $    1,505,107
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                      89,110              1,804,478
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                             36,590                822,909
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                      35,510              1,614,640
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                            15,160                926,731
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,673,865
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                 14,790         $      670,874
---------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc.*                                                                            17,970                483,034
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.*                                                                       14,550                882,021
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         14,340              1,033,484
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                    5,830                558,106
---------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.*                                                                                    9,350                596,904
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,224,423
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                         182,240         $    2,538,603
---------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.^*                                                                20,480                637,952
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                           42,180              1,228,282
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,404,837
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                 54,790         $    2,066,131
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                      15,250              1,525,000
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     61,340              3,097,670
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   52,290              3,228,908
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              120,520              5,008,811
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,926,520
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                              13,370         $      399,897
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                             1,000         $      737,000
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                              60,790         $    2,689,350
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                                             19,430         $    1,461,330
---------------------------------------------------------------------------------------------------------------------------------
HomeBanc Corp.^                                                                                     61,350                481,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,942,928
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                            29,080         $    1,171,342
---------------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                                               30,830                987,485
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,158,827
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       51,210         $    2,662,920
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                      81,300         $    1,936,566
---------------------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.^*                                                                        90,260                528,021
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,464,587
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                                13,050         $      374,796
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                             66,219              1,427,019
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,801,815
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                                   23,150         $      766,265
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                162,730              4,074,759
---------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc.^*                                                                          44,650                863,531
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,704,555
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                  72,230         $    5,257,622
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                           30,030         $    1,711,710
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                          82,010         $    1,293,298
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.^*                                                                                  42,650                596,245
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                    25,030              1,326,340
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                        25,350              1,319,214
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                                                   26,740              1,167,736
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                           22,940                674,436
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                           14,990              1,538,424
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,915,693
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  245,079,263
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                10,637,133         $   10,637,133
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 4.02%, dated 11/30/05, due 12/1/05, total to be received $9,424,052
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                     $   9,423,000         $    9,423,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~                                                                                                 $  265,139,396
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.9)%                                                                               (17,021,002)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  248,118,394
---------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
~ As of November 30, 2005 the fund had one security representing $415,049 and 0.17% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
# SEC Rule 144A restriction.


The following abbreviation is used in the Portfolio of Investments and is defined:

ADR  American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $246,155,112
                                                                  ============
Gross unrealized appreciation                                     $ 25,626,723
Gross unrealized depreciation                                       (6,642,439)
                                                                  ------------
      Net unrealized appreciation                                 $ 18,984,284
                                                                  ============

Aggregate cost includes prior fiscal year end tax adjustments.

(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) CORE GROWTH FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.7%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.^                                                                             81,300         $    4,664,181
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.^                                                                         257,200             13,847,647
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,511,828
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"^                                                                                   149,200         $   12,726,760
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                               269,280         $   13,846,378
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.^                                                                                         157,500              8,276,625
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                             128,969             11,833,701
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,956,704
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                       206,840         $   16,739,561
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                     188,930             14,045,056
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.^*                                                                            176,970              8,970,609
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                             57,400              1,860,334
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,615,560
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                                                           37,000         $    2,937,800
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                              159,000              4,806,570
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,744,370
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                           9,500         $    3,364,425
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            24,200              2,247,696
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.^                                                                          35,640              4,596,134
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                                   19,400              2,379,410
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                     122,900              6,886,087
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,473,752
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                160,250         $    4,557,510
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       408,900             10,807,227
---------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                                     48,900              2,298,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,663,037
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
3M Co.^                                                                                            195,800         $   15,366,384
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                       184,700             13,532,969
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,899,353
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.^                                                                               225,300         $    7,347,033
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                    884,800             24,517,808
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                    1,112,810             13,988,022
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                                   262,201              4,633,092
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   50,485,955
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                              145,000         $    9,833,900
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        433,300             13,068,328
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,902,228
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                           27,400         $    1,950,880
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.^                                                                             265,400             14,469,608
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,420,488
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.^                                                                              759,500         $   27,129,340
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                                                           236,800              6,753,536
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,882,876
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                               124,900         $    4,736,208
---------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.^                                                                           210,300              3,808,533
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                        720,300             19,217,604
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                             63,700              2,376,647
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        11,770              6,790,603
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.^*                                                                                    108,400              5,534,904
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.^                                                                           265,740              8,631,235
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                      360,600              9,534,264
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   60,629,998
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                                                           81,600         $    3,774,816
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.^                                                                                 30,600         $    3,749,112
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.^                                                                                         136,540         $    3,689,311
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.^                                                                                       258,400         $   11,387,688
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                          22,960              6,763,587
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      217,220             12,859,424
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,010,699
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.^                                                              56,100         $    5,469,750
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                    205,710         $   11,209,138
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.^                                                                      135,900              9,253,431
---------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.^*                                                                             52,800              2,202,288
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                          151,200              9,147,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,812,457
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.^*                                                                                     245,860         $   11,309,560
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.^                                                                                      102,560              5,487,986
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.^                                                                             237,290             11,522,802
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,320,348
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.^                                                                          193,800         $   11,600,868
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.^*                                                                                   90,660              6,965,408
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,566,276
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                           256,400         $   14,230,200
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.^                                                                243,900             16,375,446
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,605,646
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                                  49,745         $   20,146,228
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.^*                                                                                     113,010              4,546,392
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,692,620
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                                                            170,030         $    9,582,891
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                                                 122,300         $    7,066,494
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.^*                                                                    252,800         $   10,721,248
---------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.^                                                                                        42,200              5,916,440
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                               40,000              2,558,000
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.^                                                                      105,600              5,874,528
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.^                                                                                   291,460             16,196,432
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.^*                                                                           212,600             10,155,902
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                              91,100              5,709,237
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,131,787
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR^                                                                            145,100         $    4,667,867
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                             1,049,000         $   18,399,460
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                     352,520              7,138,530
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                           259,900              5,845,151
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                   388,500              6,635,580
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                     433,560             19,713,973
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,732,694
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                               151,210         $    6,858,886
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                       157,600             11,358,232
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.^                                                                                  72,400              6,930,852
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.^                                                                         202,100              7,637,359
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,785,329
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                       1,269,650         $   17,686,225
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.6%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                                     94,200         $    9,420,000
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.^                                                                                   332,860             16,809,430
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson^                                                                                 416,420             25,713,935
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                   115,000             17,208,987
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR^                                                          269,500             11,017,160
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              217,890              9,055,508
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   89,225,020
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                             231,400         $   10,237,136
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                                                     287,200         $   14,934,400
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.^                                                                                   55,600         $    2,322,968
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                                 113,260              7,642,785
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                      302,000              6,976,200
---------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.^*                                                                             81,300              3,527,607
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,469,560
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR^                                                              493,100         $   14,161,832
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.^                                                                               189,600         $    4,747,584
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                         73,860         $    7,210,213
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.^*                                                                                        143,900         $    2,269,303
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  896,512,279
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.0%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               213,777,954         $  213,777,954
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 4.01%, dated 11/30/05, due 12/01/05, total to be received                     $  38,166,000         $   38,166,000
$38,170,251 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account)
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~                                                                                                 $1,148,456,233
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (23.8)%                                                                             (221,090,492)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  927,365,741
---------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.
~ As of November 30, 2005, the fund had three securities representing $35,806,275 and 3.86% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,120,042,039
                                                                ==============
Gross unrealized appreciation                                   $   44,809,278
Gross unrealized depreciation                                      (16,395,084)
                                                                --------------
      Net unrealized appreciation (depreciation)                $   28,414,194
                                                                ==============

Aggregate cost includes prior fiscal year end tax adjustments.


(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) NEW DISCOVERY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS New Discovery Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.7%
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc.*                                                                           331,770         $    4,266,562
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"                                                                    226,280         $    5,767,877
---------------------------------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.^*                                                                317,958              4,852,039
---------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.^                                                                            266,900              8,991,861
---------------------------------------------------------------------------------------------------------------------------------
Intervest Bancshares Corp.*                                                                         67,710              1,721,865
---------------------------------------------------------------------------------------------------------------------------------
INVESTORS FINANCIAL SERVICES CORP.^                                                                300,900             11,358,975
---------------------------------------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.                                                                          70,105              1,913,866
---------------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., "A"^*                                                                                 68,400              2,602,620
---------------------------------------------------------------------------------------------------------------------------------
Signature Bank*                                                                                    434,690             12,514,725
---------------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.^                                                                         494,940              7,716,115
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,439,943
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Life Sciences Holdings*                                                                   303,560         $    1,192,991
---------------------------------------------------------------------------------------------------------------------------------
Applera Corp.*                                                                                     342,990              4,259,936
---------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                                                             99,830              2,468,796
---------------------------------------------------------------------------------------------------------------------------------
DUSA Pharmaceuticals, Inc.^*                                                                       249,100              2,486,018
---------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.^*                                                                   274,450              3,120,496
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                                  193,920              8,953,286
---------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                                                   214,840              2,984,128
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,465,651
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                        174,630         $    4,765,653
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
IntercontinentalExchange, Inc.*                                                                     63,350         $    2,046,205
---------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc.^*                                                                       269,420              3,289,618
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,335,823
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 8.9%
---------------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.^*                                                           177,350         $    6,274,643
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                                                     101,170              8,752,217
---------------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc.^*                                                                               181,250              8,507,875
---------------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.^*                                                                          303,510              8,200,840
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                25,690              2,345,240
---------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                                                       1,662,970              6,618,621
---------------------------------------------------------------------------------------------------------------------------------
Heartland Payment Systems, Inc.*                                                                   246,780              5,263,817
---------------------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc.^*                                                                                 134,990              3,165,516
---------------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.^                                                                                 194,610              3,693,698
---------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                                                    576,780              9,926,384
---------------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.^*                                                              363,280             11,036,446
---------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp.*                                                                              371,440              9,048,278
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   82,833,575
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                                 424,090         $    7,133,194
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc^                                                                                    395,300         $    6,700,335
---------------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.^*                                                                                     167,600              7,932,508
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                         222,940             16,468,578
---------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.^*                                                                                     166,490              6,992,580
---------------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.^*                                                                             543,900             12,052,824
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                                                  2,206,670             13,019,353
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.^*                                                                           2,610,880             21,853,066
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   85,019,244
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
PAR Technology Corp.^*                                                                             104,200         $    3,344,820
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.*                                                                    174,150         $   10,687,585
---------------------------------------------------------------------------------------------------------------------------------
PlanetOut, Inc.^*                                                                                  211,030              1,829,630
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                                           177,500             17,714,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,231,715
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                               511,910         $   20,010,562
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Applied Films Corp.*                                                                               155,211         $    3,108,876
---------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                 6,878,260             14,414,066
---------------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                                                   436,884             11,358,984
---------------------------------------------------------------------------------------------------------------------------------
Entegris, Inc.^*                                                                                   670,216              6,769,182
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                               1,594,460             12,548,400
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.^*                                                                                    224,730             11,474,714
---------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc.*                                                                        165,500              4,551,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   64,225,472
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                                                       773,230         $    9,069,988
---------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.^*                                                                            644,140              9,114,581
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,184,569
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.*                                                                               356,460         $    5,828,121
---------------------------------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc.                                                                           248,820              5,379,488
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,207,609
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.^                                                                          92,500         $    4,615,750
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                             331,580         $    3,193,115
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc.*                                                                                     172,600         $    6,890,192
---------------------------------------------------------------------------------------------------------------------------------
Online Resources Corp.*                                                                              4,100                 48,052
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,938,244
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                                  996,580         $   13,264,480
---------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                                              337,500              6,159,375
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc.^*                                                                                        703,624             15,986,337
---------------------------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A.*                                                                         90,960              4,154,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   39,564,567
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                                       603,370         $   18,668,268
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Allion Healthcare, Inc.^*                                                                          400,490         $    6,159,536
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.^                                                                   362,810              7,709,712
---------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.*                                                                                  168,200              4,702,872
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,572,120
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 22.0%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.^*                                                                    447,370         $   18,972,962
---------------------------------------------------------------------------------------------------------------------------------
Align Technology, Inc.^*                                                                           646,350              4,472,742
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                                     765,300             28,828,851
---------------------------------------------------------------------------------------------------------------------------------
Atricure, Inc.*                                                                                    443,290              5,625,350
---------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                                                1,284,540             19,871,834
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                                 493,180             13,912,608
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                                      610,895             16,805,721
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                            118,920              7,667,962
---------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.^*                                                                         181,695             13,000,277
---------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc.^*                                                                                    247,060              6,119,676
---------------------------------------------------------------------------------------------------------------------------------
Merit Medical Systems, Inc.^*                                                                      565,470              7,238,016
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                   190,280             12,151,281
---------------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc.*                                                                       364,590              8,505,885
---------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics*                                                                               182,200              3,064,604
---------------------------------------------------------------------------------------------------------------------------------
NeuroMetrix, Inc.^*                                                                                263,480              8,191,593
---------------------------------------------------------------------------------------------------------------------------------
NxStage Medical, Inc.*                                                                             141,010              1,882,483
---------------------------------------------------------------------------------------------------------------------------------
ResMed, Inc.*                                                                                      152,660              6,228,528
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                                   793,340             16,223,803
---------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                                                    185,800              7,155,158
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  205,919,334
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                 191,130         $    6,848,188
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.^*                                                                           530,310         $    7,366,006
---------------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., "A"^*                                                                               152,680              4,629,258
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,995,264
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.^*                                                               315,440         $    9,825,956
---------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.^*                                                                    1,735,519             10,794,928
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,620,884
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc.^*                                                                   587,232         $    3,135,819
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                                              205,440              6,146,765
---------------------------------------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.^*                                                                    303,310              2,195,964
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                                 684,440             21,840,480
---------------------------------------------------------------------------------------------------------------------------------
PRA International^*                                                                                131,860              3,657,796
---------------------------------------------------------------------------------------------------------------------------------
Shire PLC, ADR^                                                                                    124,800              4,560,192
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,537,016
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Morningstar, Inc.^*                                                                                128,700         $    4,124,835
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.^*                                                                          159,300         $    5,702,940
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                         261,420              9,578,429
---------------------------------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc.^*                                                                            157,280              2,376,501
---------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                                                  306,820             15,785,889
---------------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc.^*                                                                  251,090             13,784,841
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,228,600
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 9.0%
---------------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.^*                                                                   982,660         $   14,061,865
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.^*                                                                                544,710             13,546,938
---------------------------------------------------------------------------------------------------------------------------------
Audible, Inc.^*                                                                                    246,140              3,175,206
---------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                                                     181,900              4,987,698
---------------------------------------------------------------------------------------------------------------------------------
Celebrate Express, Inc.*                                                                           108,040              1,393,716
---------------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc.*                                                                                 154,590              5,504,950
---------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc.^*                                                                      189,790              6,663,527
---------------------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc.^*                                                                     177,900              5,329,884
---------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                                  476,520              7,386,060
---------------------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc.*                                                                         152,820              4,716,025
---------------------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.^*                                                                       483,190              2,826,662
---------------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.^                                                                             360,430              9,836,135
---------------------------------------------------------------------------------------------------------------------------------
Zumiez, Inc.*                                                                                      127,300              5,037,261
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   84,465,927
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  933,756,504
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.03%, due 12/01/05<                                         $   6,446,000         $    6,446,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.4%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               218,902,188         $  218,902,188
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~                                                                                                 $1,159,104,692
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (23.8)%                                                                             (222,493,964)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  936,610,728
---------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.
~ As of November 30, 2005 the fund had one security representing $14,414,066 and 1.5% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR     American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW DISCOVERY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,060,917,101
                                                                ==============
Gross unrealized appreciation                                   $  147,150,841
Gross unrealized depreciation                                      (48,963,250)
                                                                --------------
      Net unrealized appreciation (depreciation)                $   98,187,591
                                                                ==============

Aggregate cost includes prior fiscal year end tax adjustments.


(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) RESEARCH INTERNATIONAL FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Research International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.4%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                           69,000         $      391,943
---------------------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A. de C.V., ADR^                                                 259,350              8,128,029
---------------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                       5,157,000              4,940,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,459,987
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                       1,893,270         $   27,255,828
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                               2,368,930         $   17,032,420
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                                             138,570             11,817,538
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,849,958
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                     148,605         $   12,570,138
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                      235,610             19,623,913
---------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.                                                                            1,084,200             11,146,659
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                 826,200             39,967,399
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   83,308,109
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 23.3%
---------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                       172,800         $   13,012,828
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                        314,000             23,750,559
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                     1,826,320             14,501,503
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                         941,980             12,948,988
---------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A                                                              2,002,340             35,289,398
---------------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A.*                                                                            140,540              2,244,242
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas^                                                                                       487,670             38,381,201
---------------------------------------------------------------------------------------------------------------------------------
China Construction Bank*                                                                        25,908,000              8,519,456
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                                              827,431             24,914,999
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                     519,450              7,789,803
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG^                                                    364,590             19,370,387
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                1,970,166             31,447,126
---------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                       362,450             23,778,678
---------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                               2,108             26,670,907
---------------------------------------------------------------------------------------------------------------------------------
ORIX Corp.                                                                                         138,500             29,715,124
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                 309,440             20,313,123
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                 1,384,871             39,344,574
---------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                   620,000             23,748,925
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                3,674,000             20,565,888
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                     333,870             22,513,683
---------------------------------------------------------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi T.A.O.*                                                                 2,516,630             12,434,676
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                             488,948             44,863,994
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                   147,280              9,107,795
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.^                                                                      4,017,480             24,813,447
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  530,041,304
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                           302,790         $   24,041,526
---------------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                     76,210             11,766,737
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,808,263
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                              806,900         $    8,537,229
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                        217,864             23,888,845
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,426,074
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Cap Gemini S.A.^*                                                                                  333,690         $   13,144,220
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                                                            354,950         $   19,983,685
---------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                                        2,197,700              9,153,616
---------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                                          527,590              5,845,674
---------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR##                                       240                 26,592
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                  869,000              9,999,198
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary^                                                                     420,280              7,090,452
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                             463,820              3,314,882
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   55,414,099
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A                                                                               81,720         $    3,470,291
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              937,410             28,887,943
---------------------------------------------------------------------------------------------------------------------------------
Unicharm Corp.                                                                                     262,100             12,022,132
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,380,366
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                                                           510,723         $   43,841,377
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                     429,000         $    8,660,479
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                   1,174,000             20,507,433
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                    1,066,850             29,661,317
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                       130,360             75,210,111
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                     16,672,000             29,517,115
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  163,556,455
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                                    114,540         $    5,189,810
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                      32,344,500             21,538,272
---------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro A.S.A                                                                                  169,040             16,961,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,689,192
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
BG Group PLC                                                                                     1,394,100         $   12,953,097
---------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                           1,563,470             17,168,783
---------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR^                                                                                       439,920             25,097,436
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                      152,190             10,288,044
---------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A.^                                                                                  1,214,420             26,531,136
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                        265,480             66,346,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  158,385,276
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Carrefour S.A.^                                                                                    363,770         $   15,749,115
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                        4,241,539             22,186,928
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,936,043
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                                                     2,920,000         $    2,404,219
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.^                                                                                       188,026             55,388,943
---------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                  18,107              4,742,933
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   62,536,095
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                 4,526,950         $   26,028,144
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                        2,869,440         $   33,895,854
---------------------------------------------------------------------------------------------------------------------------------
AXA^                                                                                             1,185,810             35,560,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   69,455,884
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                  117,200         $   12,849,639
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                         144,200         $   11,788,168
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB^                                                                                        483,050             22,803,098
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,591,266
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                 652,770         $   23,356,171
---------------------------------------------------------------------------------------------------------------------------------
Arcelor S.A.^                                                                                      961,170             22,952,511
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                 2,419,870             35,922,959
---------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR^                                                          595,550             12,405,307
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                    800,090             34,691,902
---------------------------------------------------------------------------------------------------------------------------------
POSCO                                                                                               54,910             10,937,566
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  140,266,416
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                              2,833,390         $   11,393,182
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
TomTom N.V.*                                                                                        24,642         $      890,678
---------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.                                                                                        1,791,000              5,093,166
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,983,844
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A                                                                                        8,980         $    4,263,817
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                              824,200         $   31,773,421
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                    690,670             31,745,721
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                              2,208,240             54,664,462
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                   372,260             55,706,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  173,889,844
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                  430,760         $    3,815,926
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                   2,149,770             18,247,334
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,063,260
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                                        293,770         $   15,267,230
---------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                  670,200             21,345,348
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,612,578
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                                            1,914,000         $   21,999,311
---------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                     1,900,000             22,646,808
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,646,119
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                        1,095,240         $    9,565,207
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                           995,350             23,676,433
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,241,640
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                               156,190         $    4,485,777
---------------------------------------------------------------------------------------------------------------------------------
PT Indosat Tbk                                                                                  11,981,500              6,391,568
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                              15,177,990             32,595,310
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,472,655
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                                                   475,045         $   22,236,392
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                               13,547,000             20,063,000
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                   2,057,411             30,370,061
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A                                                                                    1,938,410             18,182,476
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   90,851,929
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB^                                                                                1,032,770         $   11,809,484
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                            457,730         $   12,327,916
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
E.ON AG^                                                                                           375,350         $   35,679,865
---------------------------------------------------------------------------------------------------------------------------------
Endesa S.A                                                                                         630,070             16,361,606
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                       1,208,578             34,409,809
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   86,451,280
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $2,234,231,543
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS< - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.03%, due 12/01/05                                        $  24,522,000         $   24,522,000
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.03%, due 12/01/05                                              6,167,000              6,167,000
---------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations                                                                                       $   30,689,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 18.3%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               414,489,409         $  414,489,409
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $2,679,409,952
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (18.0)%                                                                             (409,613,051)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $2,269,796,901
---------------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of November 30, 2005 the fund had 76 securities representing $1,756,930,868 and 77.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of November 30, 2005, are as follows:

COUNTRY
WEIGHTINGS
-----------------------------------
Great Britain                 20.2%
-----------------------------------
Japan                         16.5%
-----------------------------------
France                        13.7%
-----------------------------------
Switzerland                   7.9%
-----------------------------------
South Korea                   7.4%
-----------------------------------
Spain                         3.6%
-----------------------------------
Mexico                        3.5%
-----------------------------------
Brazil                        3.4%
-----------------------------------
Germany                       3.1%
-----------------------------------
Other                         20.7%
-----------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH INTERNATIONAL FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $2,400,720,011
                                                                ==============
Gross unrealized appreciation                                   $  302,192,633
Gross unrealized depreciation                                      (23,502,692)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  278,689,941
                                                                ==============

Aggregate cost includes prior fiscal year end tax adjustments.

(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) TECHNOLOGY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Technology Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

                                                                                                   SHARES/
ISSUER                                                                                                 PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.4%
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       116,230         $    3,071,959
---------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A"*                                                          29,100              1,413,969
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,485,928
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 21.7%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                                 98,750         $    3,220,237
---------------------------------------------------------------------------------------------------------------------------------
Altiris, Inc.^*                                                                                    103,000              1,700,530
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.*                                                                                   203,690              1,880,059
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                          57,270              4,230,535
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                                                    536,830              3,167,297
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                      313,318              3,938,407
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    196,601              3,473,940
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.*                                                                              343,860              2,878,108
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,489,113
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 9.8%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                               41,790         $    2,834,198
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        105,023              3,167,494
---------------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd.*                                                                            83,100              3,651,884
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                            361,500              1,362,855
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,016,431
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 24.0%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                57,700         $    2,187,984
---------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                   930,300              1,949,535
---------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp., ADR^                                                                           131,335              1,897,791
---------------------------------------------------------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing Ltd., ADR*                                                   201,440              1,512,814
---------------------------------------------------------------------------------------------------------------------------------
Delta Electronics                                                                                  791,000              1,588,014
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                        168,900              4,506,252
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.^                                                                     95,000              1,917,822
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                                  255,100              2,007,637
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                   17,655              5,115,209
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                      54,170              2,765,920
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                             49,600              1,611,008
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,059,986
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc.*                                                                                      61,100         $    2,439,112
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                                  11,090              4,491,339
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,930,451
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                                       58,240         $    1,801,946
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 24.0%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               216,533         $    3,797,989
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                     149,100              3,019,275
---------------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.^*                                                                           614,300              3,022,356
---------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.*                                                                                  15,000                792,450
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                            206,510              4,644,410
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                   291,280              4,975,062
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                     107,250              4,876,658
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                            31,400              1,919,482
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,047,682
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                         223,140         $    3,108,340
---------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.^*                                                                69,200              2,155,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,263,920
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                          132,530         $    2,773,853
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  110,869,310
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.03%, due 12/01/05 <                                        $   1,891,000         $    1,891,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                11,548,000         $   11,548,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $  124,308,310
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (10.4)%                                                                              (11,678,229)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  112,630,081
---------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.
~ As of November 30, 2005 the fund had five securities representing $9,164,878 and 8.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TECHNOLOGY FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $116,268,060
                                                                  ============
Gross unrealized appreciation                                     $ 10,467,955
Gross unrealized depreciation                                       (2,427,705)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $  8,040,250
                                                                  ============

Aggregate cost includes prior fiscal year end tax adjustments.

(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) VALUE FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.9%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                            2,998,990         $  181,738,794
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                           2,810,580            161,242,975
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                        1,839,520             99,039,757
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  442,021,526
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                       2,457,609         $   35,380,145
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 16.2%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                             1,471,160         $   75,647,047
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            7,136,544            327,496,004
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                  5,466,470            265,397,119
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                       2,389,700            114,825,085
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                        626,240             39,108,688
---------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                       1,507,730             40,361,932
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                               1,705,530            108,761,648
---------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                             2,248,210            163,534,795
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                             767,941             70,463,322
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                1,080,210             67,891,199
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,273,486,839
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                2,995,563         $  100,051,804
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  1,320,060             32,909,096
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  132,960,900
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                                                         294,232         $   12,372,455
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                           404,070             37,530,022
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        1,956,550            252,316,688
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                     434,590             54,758,340
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                           2,408,440             81,019,922
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                          662,410             43,997,272
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  481,994,699
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                              4,771,810         $  135,710,276
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                 1,549,700         $   70,123,925
---------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                    2,087,530             89,241,908
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                               1,004,930             16,902,923
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                             1,791,020            108,768,645
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                        599,340             65,717,788
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  350,755,189
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                    3,755,880         $   47,211,412
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  1,593,090             28,149,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   75,361,312
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                      4,852,900         $  144,470,833
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                             1,593,030         $   93,956,909
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                                                  1,572,340         $   19,921,548
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                        860,810         $   62,615,319
---------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                               269,530             20,379,163
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                            686,130             19,568,428
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                617,360             43,357,193
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  145,920,103
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                               940,330         $   35,657,313
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 970,180         $   58,404,836
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                                               906,550             65,044,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  123,449,799
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                 497,970         $   61,011,284
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                      1,539,940            101,389,650
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                    1,167,964             66,936,017
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                   2,966,140            179,481,131
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                2,410,040            139,854,621
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                                 1,408,150            175,582,224
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  724,254,927
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                       2,345,215         $   55,276,717
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                      446,790             19,073,465
---------------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                   1,535,570             53,314,990
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                      2,494,950            109,952,447
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                         155,024             45,667,171
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      657,226             38,907,779
---------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                   2,630,900             47,514,054
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  369,706,623
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                     574,000         $   17,822,700
---------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                          2,473,610             77,992,923
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   95,815,623
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                        122,700         $   13,806,204
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.^                                                                                       320,240         $   15,371,520
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                   2,929,000            164,316,900
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.^                                                                                       460,900             44,633,556
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                            943,835             82,462,864
---------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                             469,740             24,417,085
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                    4,160,850            214,034,124
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  545,236,049
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                     1,443,840         $   29,483,213
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                      2,218,366         $  153,843,682
---------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                        278,550              8,737,138
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                          796,500             70,307,055
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  232,887,875
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                         390,930         $   15,203,268
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                             2,148,510         $   37,684,865
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                        727,940         $   52,462,636
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                              1,847,180         $   69,657,157
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                    291,500             14,720,750
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                3,159,740            195,113,945
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                3,600,210            105,846,174
---------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                       888,350             18,833,020
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                            2,102,790             87,391,952
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  491,562,998
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                5,989,700         $   53,060,297
---------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                      1,177,914             37,657,911
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   90,718,208
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                               1,424,870         $   94,297,897
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                             532,080             23,539,219
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  117,837,116
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                   1,455,128         $   86,099,923
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                                 84,370             15,177,897
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                      501,060             26,055,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  127,332,940
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.^                                                                                       4,458,750         $   77,493,075
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                  727,270             49,076,180
---------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                               439,000             19,245,760
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                                                  1,767,370             39,606,762
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  185,421,777
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                              45,064,960         $   96,778,712
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                              7,554,710         $  189,169,938
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     3,614,420            115,589,152
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  304,759,090
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                               3,601,500         $  262,153,185
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                          334,100         $   19,043,700
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                                        2,454,420         $  186,413,199
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                      428,220             29,975,400
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                       504,890             26,274,476
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                    471,030             19,966,962
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                        1,338,330             39,346,902
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                              536,970             33,678,758
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                          404,950             41,560,019
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  377,215,716
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $7,680,412,116
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset                                     211,425,011         $  211,425,011
Value
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.9%<
---------------------------------------------------------------------------------------------------------------------------------
AIG Funding, Inc., 4.02%, due 12/08/05                                                       $  12,500,000         $   12,490,229
---------------------------------------------------------------------------------------------------------------------------------
E.I. Dupont de Nemours & Co., 4.02%, due 12/15/05@                                              25,000,000             24,960,917
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.03%, due 12/01/05                                             79,658,000             79,658,000
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4%, due 12/05/05                                                     25,000,000             24,988,889
---------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 4.03%, due 12/06/05@                                                      921,000                920,485
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA, 4.01%, due 12/12/05                                                         7,784,000              7,784,000
---------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations                                                                                       $  150,802,520
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $8,042,639,647
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.5)%                                                                              (197,198,633)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $7,845,441,014
---------------------------------------------------------------------------------------------------------------------------------

@ Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
  Act of 1933.
* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.

~ As of November 30, 2005 the fund had seven securities representing $382,245,333 and 4.9% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR     American Depository Receipt

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VALUE FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $6,769,493,947
                                                                ==============
Gross unrealized appreciation                                   $1,498,700,045
Gross unrealized depreciation                                     (225,554,345)
                                                                --------------
      Net unrealized appreciation (depreciation)                $1,273,145,700
                                                                ==============

Aggregate cost includes prior fiscal year end tax adjustments.

(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) CASH RESERVE FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Cash Reserve Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

                                                                                                   SHARES/
ISSUER                                                                                                 PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 17.3%
---------------------------------------------------------------------------------------------------------------------------------
Caylon, NY, 3.97%, due 12/09/05                                                              $  16,718,000         $   16,718,000
---------------------------------------------------------------------------------------------------------------------------------
Citibank N.A., 4.33%, due 2/23/06                                                                7,810,000              7,810,000
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, NY, 3.96%, due 12/27/05                                             18,069,000             18,069,000
---------------------------------------------------------------------------------------------------------------------------------
Natexis Banque Populaires, NY, 3.975%, due 12/13/05                                             18,222,000             18,222,000
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA, 4.01%, due 12/12/05                                                         8,000,000              8,000,000
---------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit, at Amortized Cost and Value                                   $  68,819,000
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 83.3%<
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.03%, due 12/01/05                                        $   2,577,000         $    2,577,000
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 3.96%, due 12/16/05                                             13,015,000             12,993,525
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.02%, due 1/12/06                                               5,337,000              5,311,969
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas Financial, Inc. 4.055%, due 12/16/05                                                17,419,000             17,389,570
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.98%, due 12/19/05                                                      17,379,000             17,344,416
---------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 3.94%, due 12/02/05@                                                         1,120,000              1,119,877
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 4.05%, due 1/11/06@                                        18,321,000             18,236,494
---------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 4.17%, due 1/10/06@                                                              5,000,000              4,976,833
---------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 4.22%, due 1/23/06@                                                             12,406,000             12,328,924
---------------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 3.96%, due 12/15/05                                                         18,172,000             18,144,015
---------------------------------------------------------------------------------------------------------------------------------
Dupont E.I. de Nemours & Co., 4.02%, due 12/15/05@                                              18,072,000             18,043,747
---------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 4.18%, due 2/01/06@                                            16,850,000             16,728,699
---------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust, 4.04%, due 12/14/05                                                           12,547,000             12,528,695
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 4.03%, due 12/13/05@                                          7,554,000              7,543,852
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 4%, due 12/20/05@                                            10,000,000              9,978,889
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.91%, due 12/27/05                                             18,230,000             18,178,521
---------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 4.03%, due 1/12/06@                                                                18,349,000             18,262,729
---------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 4.2%, due 2/15/06                                                   18,088,000             17,927,620
---------------------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc., 3.92%, due 12/27/05                                                             18,250,000             18,198,332
---------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 4%, due 12/13/05@                                                  5,807,000              5,799,257
---------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 4.21%, due 1/24/06@                                               11,487,000             11,414,460
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 3.97%, due 12/13/05                                                        1,244,000              1,242,354
---------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 3.97%, due 12/15/05@                                                       1,126,000              1,124,262
---------------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 4.21%, due 1/19/06@                                         9,000,000              8,948,428
---------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 4.15%, due 1/09/06@                                                16,223,000             16,150,064
---------------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, Inc. 3.93%, due 12/12/05                                        17,521,000             17,499,960
---------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 3.86%, due 12/21/05@                                                   17,057,000             17,020,422
---------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 4.05%, due 1/10/06@                                                     1,215,000              1,209,533
---------------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.18%, due 1/12/06                                                     2,431,000              2,419,145
---------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                                $  330,641,592
---------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                     $  399,460,592
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.6)%                                                                                (2,278,202)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  397,182,390
---------------------------------------------------------------------------------------------------------------------------------

< The rate shown represents an annualized yield at time of purchase.

@ Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
  Act of 1933.

The cost of investments for federal income tax purposes is $399,460,592.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 23, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 23, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 23, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.